EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
EQUIPMENT AND SOFTWARE, NET

6 Equipment and software, net

Equipment and software, net as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
	US$	US$

Office equipment	433,479	202,046
Furniture and fittings	298,076	245,719
Renovation	1,739,807	1,511,974
Signboard	2,195	2,195
Computer peripherals	3,074,341	2,749,180
Electrical installation	45,502	37,848
Mobile phone	9,013	9,029
Motor vehicle	97,479	84,179
Air conditioners	4,809	4,809
Store equipment	—	—
Total	5,704,701	4,846,979
Less: accumulated depreciation	(4,383,080)	(3,511,887)
Equipment and software, net	1,321,621	1,335,092

Depreciation expenses of US$701,262 and US$1,066,303 were recorded in general and administrative expenses for the years ended December 31, 2022 and 2021, respectively.